Finance income and finance costs - Summary of finance income and finance costs (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Material income and expense [abstract]
Premium charges for redemption of bonds	$ 72	$ 238
Unamortized Debt Issuance Costs and Fees	9	14
Fair value hedge adjustment	16	$ (4)
Reclassification of cost of hedging out of reserves	$ 3